Related party transactions (Tables)	3 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Summary of Expenses Charged by Our Controlling Shareholder
The following is a summary of expenses charged by our controlling shareholder, DoubleU Games (in thousands):

	Three months ended March 31,		Statement of
	2024	2023	Income and Comprehensive Income Line Item
Royalty expense (see Note 11)	$619	$752	Cost of revenue
Interest expense (see Note 5)	432	445	Interest expense
Rent expense (see Note 9)	334	317	General and administrative expense
Other expense	1,125	97	General and administrative expense

Summary of Amounts Due to our Controlling Shareholder
Amounts due to our controlling shareholder, DUG, are as follows (in thousands):

	At March 31,	At December 31,	Statement of Consolidated
	2024	2023	Balance Sheet Line Item
4.6% Senior notes with related party	$37,125	$38,778	Current portion of borrowings with related party
Royalties and other expenses	1,274	1,618	A/P and accrued expenses
Short-term lease liability	1,251	1,298	Short-term operating lease liabilities
Accrued interest on 4.6% Senior Notes with related party	9,522	9,501	Other current liabilities
Long-term lease liability	3,975	4,414	Long-term lease liabilities